Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	26 Months Ended		37 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2021	Nov. 17, 2021
IDX Risk-Managed Digital Assets Strategy Fund | Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name					IDX Risk-Managed Digital Assets Strategy Fund
Account Value	$ 10,784	$ 10,784	$ 10,784	$ 10,784	$ 10,784	$ 7,730	$ 6,530		$ 10,080	$ 10,000
Average Annual Return, Percent	39.51%			2.85%
IDX Commodity Opportunities Fund | Institutional Class Shares
Account Value [Line Items]
Line Graph and Table Measure Name		IDX Commodity Opportunities Fund
Account Value	$ 9,392	$ 9,392	$ 9,392	$ 9,392	$ 9,392	9,663	9,940	$ 10,000
Average Annual Return, Percent	(2.80%)		(2.83%)
IDX Risk-Managed Digital Assets Strategy Fund | Bloomberg Global-Aggregate Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Global-Aggregate Total Return Index
Account Value	$ 8,693	$ 8,693	$ 8,693	$ 8,693	$ 8,693	8,843	8,365		9,987	10,000
Average Annual Return, Percent	(1.69%)			(4.18%)
IDX Commodity Opportunities Fund | Global-Aggregate Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global-Aggregate Total Return Index
Account Value	$ 10,920	$ 10,920	$ 10,920	$ 10,920	$ 10,920	11,108	10,507	10,000
Average Annual Return, Percent	(1.69%)		4.25%
IDX Risk-Managed Digital Assets Strategy Fund | ICE BofA SOFR Overnight Rate Index
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA SOFR Overnight Rate Index
Account Value	$ 11,271	$ 11,271	$ 11,271	$ 11,271	$ 11,271	10,694	10,167		$ 10,001	$ 10,000
Average Annual Return, Percent	5.40%			4.07%
IDX Commodity Opportunities Fund | ICE BofA SOFR Overnight Rate Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Account Value	$ 11,158	$ 11,158	$ 11,158	$ 11,158	$ 11,158	$ 10,586	$ 10,064	$ 10,000
Average Annual Return, Percent	5.40%		5.34%